SHARE-BASED COMPENSATION - Share Options Granted (Details) - Share Options $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2019 HKD ($) shares
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares					23,718,626
Exercisable (in shares) | shares					2,802,821
Expected to vest (in shares) | shares					20,915,805
Outstanding (in dollars per share) | $ / shares	$ 0.5161
Exercisable (in dollars per share) | $ / shares	0.4061
Expected to vest (in dollars per share) | $ / shares	$ 0.5307
Outstanding (in years)	4 years 10 months 2 days	4 years 10 months 2 days
Exercisable (in years)	4 years 10 months 2 days	4 years 10 months 2 days
Expected to vest (in years)	4 years 10 months 2 days	4 years 10 months 2 days
Outstanding (in dollars) | $					$ 18,356
Exercisable (in dollars) | $					2,459
Expected to vest (in dollars) | $					$ 15,897
Weighted average grant date fair value | $ / shares	$ 0.7345		$ 0.6010	$ 0.0998
Shares issued upon exercise of employee share options (in shares) | shares	106,295,232	106,295,232	0	0
Intrinsic value of options exercised	$ 140	$ 1,094,000